Contract Liabilities	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Contract liabilities	13. Contract liabilities
	As of December 31,
	2025	2024
	In thousands of USD
Balance as of December 31,	$696	$1,034
Additions	2,078	3,343
Revenue recognized	(3,059)	(5,073)
Contract liabilities	$285	$696